Net borrowings - Schedule of net borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	£ (1,214)	£ (1,995)	£ (3,381)
Borrowings due after one year	(14,063)	(14,790)	(10,091)
Fair value of foreign currency forwards and swaps	117	497	39
Fair value of interest rate hedging instruments	146	189	89
Lease liabilities	(410)	(470)	(486)
Gross borrowings	(15,424)	(16,569)	(13,830)
Cash and cash equivalents	2,763	3,323	950
Net borrowings	£ (12,661)	£ (13,246)	£ (12,880)	£ (11,277)